Pensions and other post-retirement benefits - Current asset allocation (Details)	Dec. 31, 2018
United Kingdom
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	30.00%
Bonds/cash (including LDI)	63.00%
Property/real estate	7.00%
US
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	40.00%
Bonds/cash (including LDI)	60.00%
Property/real estate	0.00%